Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
Schedule of Fair Value of Financial Instruments
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant and convertible note derivative liability at April 30, 2021	$290,293	-	-	$290,293
Warrant and convertible note derivative liability at January 31, 2021	$-	-	-	$-

Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant and convertible note derivative liability at January 31, 2021	$-	-	-	$-
Warrant and convertible note derivative liability at January 31, 2020	$-	-	-	$-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

For the years ended January 31, 2021 and 2020, the following number of potentially dilutive shares have been excluded from diluted net income (loss) since such inclusion would be anti-dilutive:

	Year Ended January 31,
	2021	2020

Stock options outstanding	146,000	177,000
Warrants	400,166	363,416
Shares to be issued upon conversion of notes payable	113,034	603,810

Total	659,200	1,144,226